Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		$ (5,700,000)
Foreign currency translation adjustments		(3,400,000)	$ (6,700,000)	$ (7,700,000)
Actuarial gains (losses) on pension and non-pension post-employment benefit plans		(7,600,000)	33,500,000	9,300,000
Reclassification of actuarial losses (gains) to deficit		7,600,000	(33,500,000)	(9,300,000)
Accumulated other comprehensive income, ending balance		(14,900,000)	(5,700,000)
Foreign currency
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		(24,700,000)	(18,000,000.0)	(10,300,000)
Accumulated other comprehensive income, ending balance		(28,100,000)	(24,700,000)	(18,000,000.0)
Pension and non-pension post-employment benefit plans
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		0	0
Accumulated other comprehensive income, ending balance		0	0	0
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		(5,700,000)	(26,800,000)
Foreign currency translation adjustments	[1]	(3,400,000)	(6,700,000)	(7,700,000)
Accumulated other comprehensive income, ending balance		(14,900,000)	(5,700,000)	(26,800,000)
Currency forward
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Net gain (loss) on cash flow hedges		2,600,000	(5,900,000)	(5,300,000)
Reclassification of net loss (gain) on cash flow hedges to operations		(4,400,000)	13,100,000	(8,200,000)
Income tax expense (recovery) relating to net loss on cash flow hedges		0	1,600,000	500,000
Release of income tax (expense) benefit relating to reclassification of net loss on cash flow hedges to operations		1,000,000.0	(2,200,000)	600,000
Income tax expense (recovery) relating to cash flow hedges		(1,500,000)	(500,000)	100,000
Currency forward | Cash flow hedges
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		5,300,000	(1,900,000)	11,600,000
Accumulated other comprehensive income, ending balance		3,500,000	5,300,000	(1,900,000)
Interest rate swap
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Net gain (loss) on cash flow hedges		5,000,000.0	18,100,000	2,400,000
Reclassification of net loss (gain) on cash flow hedges to operations		(9,000,000.0)	2,500,000	7,200,000
Income tax expense (recovery) relating to net loss on cash flow hedges		1,500,000	(5,000,000.0)	0
Income tax expense (recovery) relating to cash flow hedges		(3,500,000)	(5,000,000.0)	0
Interest rate swap | Cash flow hedges
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		13,700,000	(6,900,000)	(16,500,000)
Accumulated other comprehensive income, ending balance		$ 9,700,000	$ 13,700,000	$ (6,900,000)

[1]	AOC loss (Accumulated other comprehensive loss) is net of tax. See note 13.